Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2023 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2023, the Fund owned 4.8% of Tax-Managed Growth Portfolio's outstanding interests, 44.9% of Tax-Managed International Equity Portfolio's outstanding interests, 43.6% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 34.4% of Tax-Managed Small-Cap Portfolio's outstanding interests and 18.4% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at January 31, 2023 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 93.3%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $74,419,997)	$211,184,782
Tax-Managed International Equity Portfolio (identified cost, $26,485,485)	30,755,472
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,303,771)	82,477,177
Tax-Managed Small-Cap Portfolio (identified cost, $53,452,775)	65,322,651
Tax-Managed Value Portfolio (identified cost, $96,374,418)	169,901,185
Total Investments in Affiliated Portfolios (identified cost $284,036,446)	$559,641,267

Debt Obligations — 4.1%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 2.5%
Banco Davivienda S.A., 6.65% to 4/22/31(2)(3)(4)	$200	$ 157,400
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	617,520
Barclays PLC:
6.125% to 12/15/25(3)(4)	471	450,389
8.00% to 3/15/29(3)(4)	526	529,498
BNP Paribas S.A.:
4.625% to 2/25/31(2)(3)(4)	203	166,563
7.75% to 8/16/29(2)(3)(4)	675	700,312
Citigroup, Inc., Series W, 4.00% to 12/10/25(3)(4)	1,038	962,892
Credit Suisse Group AG:
5.25% to 2/11/27(2)(3)(4)	230	173,075
9.75% to 6/23/27(2)(3)(4)	800	778,000
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	428,065
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	721	613,030
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	389,944
ING Groep NV, 6.50% to 4/16/25(3)(4)	243	237,845
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	881	805,014
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	948,577
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	596,352
Natwest Group PLC:
4.60% to 6/28/31(3)(4)	200	153,750
6.00% to 12/29/25(3)(4)	229	219,268
8.00% to 8/10/25(3)(4)	778	787,690
PNC Financial Services Group, Inc. (The):
Series S, 5.00% to 11/1/26(3)(4)	485	458,429
Security	Principal Amount (000's omitted)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The): (continued)
Series U, 6.00% to 5/15/27(3)(4)	$800	$ 797,920
Societe Generale S.A.:
5.375% to 11/18/30(2)(3)(4)	506	436,389
9.375% to 11/22/27(2)(3)(4)	200	215,250
Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)	577	494,936
SVB Financial Group., Series C, 4.00% to 5/15/26(3)(4)	600	481,121
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(4)	775	824,406
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	134	130,516
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	344,586
6.875% to 8/7/25(3)(4)(5)	348	346,373
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	784	723,240
		$ 14,968,350
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$425	$ 407,677
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(3)(4)	651	649,177
Series I, 4.00% to 6/1/26(3)(4)	467	430,878
		$ 1,487,732
Diversified Financial Services — 0.2%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(3)(4)	$914	$ 805,463
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(3)(4)	143	127,374
		$ 932,837
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 524,700
Edison International, Series B, 5.00% to 12/15/26(3)(4)	199	177,426
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	443,647
Sempra Energy, 4.125% to 1/1/27, 4/1/52(4)	581	509,448
Southern California Edison Co., Series E, 9.013%, (3 mo. USD LIBOR + 4.199%)(3)(6)	249	247,133
		$ 1,902,354
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(3)	$824	$ 779,636
		$ 779,636

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)	$645	$ 628,912
		$ 628,912
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 345,262
		$ 345,262
Insurance — 0.2%
Lincoln National Corp., 9.25% to 12/1/27(3)(4)	$175	$ 193,812
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	1,004	991,450
		$ 1,185,262
Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	$900	$ 885,937
		$ 885,937
Oil, Gas & Consumable Fuels — 0.2%
EnLink Midstream Partners, L.P., Series C, 8.879%, (3 mo. USD LIBOR + 4.11%)(3)(6)	$658	$ 553,691
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(3)	550	550
Plains All American Pipeline, L.P., Series B, 8.716%, (3 mo. USD LIBOR + 4.11%)(3)(6)	442	404,430
		$ 958,671
Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	$359	$ 301,176
		$ 301,176
Total Debt Obligations (identified cost $25,752,669)		$ 24,376,129

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Equity Funds — 0.8%
Global X U.S. Preferred ETF	105,000	$ 2,270,100
iShares Preferred & Income Securities ETF	86,286	2,899,210
Total Exchange-Traded Funds (identified cost $6,070,370)		$ 5,169,310

Preferred Stocks — 1.8%
Security	Shares	Value
Banks — 0.7%
Bank of America Corp., 4.25%	52,040	$ 1,006,974
Citizens Financial Group, Inc., 5.00%	28,000	620,200
First Republic Bank:
Series M, 4.00%	27,012	493,779
Series N, 4.50%	8,273	164,219
JPMorgan Chase & Co.:
Series JJ, 4.55%	28,660	607,592
Series LL, 4.625%	17,500	376,075
KeyCorp, 5.65%	25,000	619,000
Truist Financial Corp., 5.25%	5,773	139,591
Wells Fargo & Co., Series L, 7.50% (Convertible)	116	145,927
		$ 4,173,357
Capital Markets — 0.1%
Stifel Financial Corp., Series D, 4.50%	36,350	$ 699,011
		$ 699,011
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$ 426,480
SCE Trust III, Series H, 5.75% to 3/15/24(4)	13,981	312,476
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	5,882	118,228
SCE Trust V, Series K, 5.45% to 3/15/26(4)	5,504	122,354
SCE Trust VI, 5.00%	1,041	21,632
		$ 1,001,170
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	11,958	$ 299,428
		$ 299,428
Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	25,659	$ 659,693
Arch Capital Group, Ltd., Series G, 4.55%	14,252	284,897
RenaissanceRe Holdings, Ltd., Series G, 4.20%	43,000	781,740
		$ 1,726,330
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(6)	53,257	$ 1,237,693
		$ 1,237,693

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(4)	15,000	$ 357,750
Series E, 7.60% to 5/15/24(4)	14,960	359,040
		$ 716,790
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	2,080	$ 37,939
Series A-1, 6.50%	14,575	294,124
Series A2, 6.375%	19,390	385,279
		$ 717,342
Total Preferred Stocks (identified cost $11,328,332)		$ 10,571,121
Total Investments — 100.0% (identified cost $327,187,817)		$599,757,827
Other Assets, Less Liabilities — (0.0)%(7)		$ (6,467)
Net Assets — 100.0%		$599,751,360
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $7,089,195 or 1.2% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $346,373 or 0.1% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(7)	Amount is less than (0.05)%.
Abbreviations:
LIBOR	– London Interbank Offered Rate
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at January 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$559,641,267	$ —	$ —	$559,641,267
Debt Obligations	—	24,376,129	—	24,376,129
Exchange-Traded Funds	5,169,310	—	—	5,169,310
Preferred Stocks	10,571,121	—	—	10,571,121
Total Investments	$575,381,698	$24,376,129	$ —	$599,757,827
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.